Summary of Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended
	Nov. 21, 2025	Oct. 07, 2025	Oct. 03, 2025	Oct. 02, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split		1-to-4 reverse stock split
Losses from continuing operations					$ 1,624,222	$ 758,354	$ 5,252,785	$ 858,611
Accumulated deficit					37,216,436		37,216,436		$ 31,963,651
Cash and cash equivalents					12,035,390		12,035,390		$ 1,931,174
Working capital					$ 1,900,000		$ 1,900,000
Value of securities available for sale	$ 250,000,000
Intangible assets, estimated useful lives					20 years		20 years
Shares outstanding				196,933
Shares issued in pre-merger equity line fund raising				2,619,876
Shares issued upon conversion				279,997
Siyata Mobile Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					84.50%		84.50%
Fair value of consideration							$ 160,000,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued			16,825,577
Reverse stock splits, shares		67,302,300
Reverse stock split		4-1 reverse stock split
Value of shares issued			$ 160,000,000